Quarterly Holdings Report
for
Fidelity® New York Municipal Income Fund
October 31, 2021
NFY-NPRT3-1221
1.809090.118
Municipal Bonds - 98.5%
	Principal Amount (a) (000s)	Value ($) (000s)
New York - 93.1%
Battery Park City Auth. Rev. Series 2019 A, 4% 11/1/44	3,015	3,531
Brookhaven Loc Dev. Corp. Series 2020, 4% 11/1/45	1,000	1,111
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015:
5% 7/1/24	600	659
5% 7/1/25	455	514
5% 7/1/26	450	507
5% 7/1/27	600	675
5% 7/1/28	360	403
5% 7/1/29	300	334
5% 7/1/30	575	639
5% 7/1/40	1,000	1,094
5.25% 7/1/35	1,000	1,114
Buffalo Muni. Wtr. Fin. Auth. Series 2015 A, 5% 7/1/29	500	577
Dorm. Auth. New York Univ. Rev.:
(Fordham Univ. Proj.) Series 2017:
5% 7/1/30	625	758
5% 7/1/32	1,500	1,810
(Orange Reg'l. Med. Ctr. Proj.) Series 2017, 5% 12/1/28 (b)	4,000	4,830
(St Johns Univ., NY. Proj.) Series 2017 A:
5% 7/1/28	750	908
5% 7/1/29	1,400	1,685
5% 7/1/30	1,250	1,497
(State Univ. of New York Proj.) Series 2017 A:
5% 7/1/32	1,500	1,815
5% 7/1/34	3,000	3,621
Series 2016 A:
5% 7/1/36	8,000	9,458
5% 7/1/39	7,400	8,715
5% 7/1/41	2,500	2,958
5% 7/1/46	8,000	9,441
5% 7/1/50	6,280	7,395
Series 2017, 5% 12/1/32 (b)	4,000	4,763
Dutchess County Local Dev. Corp. Rev.:
(Health Quest Systems, Inc. Proj.) Series 2016 B, 5% 7/1/46	9,025	10,498
(Marist College Proj.) Series 2015 A:
5% 7/1/26	550	636
5% 7/1/27	350	403
5% 7/1/28	500	573
5% 7/1/29	725	829
5% 7/1/31	2,610	2,975
5% 7/1/32	2,660	3,033
5% 7/1/33	2,770	3,157
5% 7/1/34	2,935	3,347
5% 7/1/35	3,000	3,420
5% 7/1/36	1,000	1,140
5% 7/1/40	8,500	9,685
(The Culinary Institute of America Proj.) Series 2018:
5% 7/1/26	850	991
5% 7/1/30	1,100	1,313
5% 7/1/35	855	1,008
(Vassar College Proj.) Series 2017:
5% 7/1/35	1,100	1,332
5% 7/1/36	1,430	1,729
5% 7/1/37	1,705	2,060
Erie County Fiscal Stability Auth.:
Series 2017 C, 5% 9/1/31	1,050	1,283
Series 2017 D:
5% 9/1/33	525	640
5% 9/1/34	850	1,035
5% 9/1/35	1,300	1,582
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.) Series 2021:
5% 6/1/22	100	103
5% 6/1/25	400	457
5% 6/1/26	550	646
5% 6/1/28	155	189
5% 6/1/30	200	253
5% 6/1/32	200	256
(Molloy College Proj.) Series 2017:
5% 7/1/32	740	865
5% 7/1/33	475	554
Hudson Yards Infrastructure Corp. New York Rev.:
Series 2011, 5.25% 2/15/47 (Escrowed to Maturity)	6,015	6,021
Series 2012 A, 5.75% 2/15/47	7,175	7,183
Series 2017 A:
4% 2/15/44	2,100	2,354
5% 2/15/32	4,000	4,787
5% 2/15/33	10,000	11,944
5% 2/15/34	6,130	7,311
5% 2/15/36	4,750	5,641
5% 2/15/37	2,505	2,970
5% 2/15/42	14,890	17,515
Liberty Dev. Corp. Rev. Series 2005, 5.25% 10/1/35	11,440	15,903
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2014 A, 5% 9/1/35	5,000	5,605
Series 2016 B, 5% 9/1/36	3,500	4,140
Series 2017, 5% 9/1/30	750	917
Series 2020 A:
5% 9/1/34	1,700	2,204
5% 9/1/35	1,200	1,552
5% 9/1/37	500	643
5% 9/1/38	1,450	1,857
Madison County Cap. Resource Corp. Rev. (Colgate Univ. Rfdg. Proj.) Series 2015 A:
5% 7/1/30	1,125	1,290
5% 7/1/32	1,250	1,432
5% 7/1/33	1,000	1,144
5% 7/1/35	1,000	1,143
5% 7/1/40	4,000	4,564
Monroe County Indl. Dev. Agcy. Rev. (Rochester Schools Modernization Proj.):
Series 2015:
5% 5/1/30	1,000	1,143
5% 5/1/31	1,205	1,377
Series 2018:
5% 5/1/30	8,500	10,591
5% 5/1/32	5,000	6,177
5% 5/1/34	3,000	3,682
Monroe County Indl. Dev. Corp.:
(Rochester Reg'l. Health Proj.) Series 2020 A, 4% 12/1/46	2,500	2,826
(St. Anns Cmnty. Proj.) Series 2019, 5% 1/1/50	4,430	4,918
(The Rochester Gen. Hosp. Proj.) Series 2017:
5% 12/1/31	1,595	1,860
5% 12/1/34	760	882
5% 12/1/35	700	812
5% 12/1/36	700	811
(Univ. of Rochester Proj.):
Series 2015:
5% 7/1/30	1,000	1,151
5% 7/1/31	1,200	1,378
5% 7/1/32	1,250	1,434
Series 2017 A:
5% 7/1/31	1,650	2,010
5% 7/1/32	1,215	1,477
5% 7/1/34	1,310	1,593
Series 2017 C:
4% 7/1/32	1,680	1,934
5% 7/1/30	1,040	1,271
5% 7/1/31	800	975
Series 2017 D:
5% 7/1/30	1,000	1,222
5% 7/1/31	825	1,005
Series 2020 A, 4% 7/1/50	5,000	5,753
MTA Hudson Rail Yards Trust Oblig. Series 2016 A:
5% 11/15/51	3,000	3,006
5% 11/15/56	9,000	9,620
Nassau County Local Econ. Assistance Corp. Series 2014 B, 5% 7/1/27	1,000	1,114
New York Bridge Auth. Gen. Rev. Series 2021 A, 4% 1/1/51	1,085	1,267
New York City Gen. Oblig.:
Series 2017 A, 5% 8/1/34	5,355	6,358
Series 2018 F, 5% 4/1/45	15,485	18,581
Series 2019 D:
5% 12/1/41	4,305	5,278
5% 12/1/44	9,810	11,981
Series 2020 D1, 4% 3/1/44	1,475	1,687
Series 2021 A1:
4% 8/1/34	3,250	3,846
5% 8/1/32	5,000	6,430
Series 2021 F1:
5% 3/1/43	1,500	1,894
5% 3/1/50	6,475	8,095
Series 2022 A1, 5% 8/1/47	25,000	31,592
Series B:
5% 10/1/42	2,000	2,476
5% 10/1/43	3,000	3,707
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2014 CC, 5% 6/15/47	6,200	6,878
Series 2015 AA, 5% 6/15/44	6,200	6,881
Series 2015 FF, 5% 6/15/32	2,000	2,308
Series 2017 EE, 5% 6/15/37	10,000	12,059
Series 2018 CC, 5% 6/15/48	7,070	8,454
Series 2019 DD 1, 5% 6/15/49	6,925	8,545
Series 2019 DD, 5.25% 6/15/49	4,410	5,524
Series 2021 AA 1, 5% 6/15/50	14,610	18,412
Series 2021 BB1, 5% 6/15/50	3,020	3,809
Series 2021 CC1, 5% 6/15/51	935	1,182
Series 2022 AA1, 5% 6/15/48	4,880	6,186
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
(New York State Gen. Oblig. Proj.) Series 2015 S-1, 5% 7/15/35	4,000	4,556
Series 2016 S1, 5% 7/15/33	2,165	2,535
Series 2016:
5% 7/15/32	15,000	17,578
5% 7/15/35	5,000	5,846
Series 2018 S4, 5.25% 7/15/36	8,095	10,162
Series 2019 S1, 5% 7/15/43	1,715	2,096
New York City Transitional Fin. Auth. Rev.:
Series 2015 E1, 5% 2/1/41	8,000	9,061
Series 2017 A-1, 5% 5/1/34	1,065	1,255
Series 2017 B, 5% 8/1/34	2,640	3,133
Series 2017 E, 5% 2/1/33	5,290	6,344
Series 2017 E-1, 5% 2/1/34	4,500	5,392
Series 2017 F:
5% 5/1/33	5,000	6,040
5% 5/1/34	7,000	8,447
5% 5/1/35	11,795	14,220
5% 5/1/38	5,000	6,005
Series 2018 A2, 5% 8/1/39	5,000	6,046
Series 2018 B-1, 5% 8/1/34	3,000	3,646
Series 2018 C2, 5% 5/1/37	4,690	5,771
Series 2021 B1, 4% 8/1/48	3,500	4,051
Series 2021 F1, 4% 11/1/38	1,500	1,771
Series C1:
4% 5/1/42	5,000	5,790
4% 5/1/47	1,000	1,147
Series E, 5% 2/1/43	5,845	6,944
Series E1, 4% 2/1/49	14,000	16,084
New York City Trust Cultural Resources Rev. Series 2021, 5% 7/1/31	5,000	6,620
New York Convention Ctr. Dev. Corp. Rev.:
Series 2015:
5% 11/15/29	5,000	5,796
5% 11/15/30	2,000	2,318
5% 11/15/33	9,115	10,543
5% 11/15/34	3,000	3,465
5% 11/15/40	9,990	11,435
Series 2016 A, 5% 11/15/46	13,450	15,780
New York Dorm. Auth. Rev.:
(Bond Fing. Prog.) Series 2016 E, 5% 10/1/30	3,355	4,005
(New York City Court Facilities Lease Proj.) Series 2005 A, 5.5% 5/15/28	2,700	3,446
Series 2015 A:
5% 7/1/28	5,000	5,719
5% 7/1/29	5,000	5,710
5% 5/1/30	3,450	3,941
5% 7/1/30	5,000	5,699
5% 7/1/30	10,120	11,665
5% 5/1/31	11,000	12,557
5% 7/1/31	15,000	17,093
5% 10/1/31	1,595	1,858
5% 10/1/32	1,550	1,804
Series 2015 B:
5% 7/1/29	1,400	1,613
5% 7/1/30	1,400	1,612
5% 7/1/31	1,400	1,612
5% 7/1/32	1,450	1,669
5% 7/1/33	1,750	2,013
5% 10/1/33	1,010	1,173
5% 10/1/34	1,070	1,241
5% 7/1/40	2,545	2,907
Series 2015:
5% 12/1/21 (b)	800	803
5% 12/1/23 (b)	700	760
5% 12/1/24 (b)	600	674
5% 12/1/27 (b)	1,200	1,364
Series 2016 A:
5% 7/1/31	1,200	1,417
5% 7/1/31	600	715
5% 7/1/32	800	953
5% 7/1/33	800	944
5% 7/1/34	650	767
5% 7/1/35	500	589
5% 7/1/41	1,000	1,174
Series 2016 E, 5% 10/1/31	1,945	2,320
Series 2019 A:
4% 7/1/40	650	700
4% 7/1/45	2,750	2,932
5% 7/1/26	545	629
5% 7/1/27	390	459
5% 7/1/28	465	555
5% 7/1/29	750	909
5% 7/1/30	1,475	1,776
5% 7/1/32	1,540	1,841
5% 7/1/33	5,800	7,102
5% 7/1/34	1,300	1,547
5% 7/1/35	600	713
5% 7/1/36	500	593
5% 7/1/38	3,440	4,374
5% 7/1/41	600	693
5% 7/1/42	8,500	10,670
Series 2019 B, 5% 7/1/50	3,000	3,745
Series 2020 A:
4% 9/1/50	11,420	12,791
4% 7/1/53	5,805	6,649
5% 7/1/40	1,265	1,574
Series 2021 A:
4% 7/1/48	4,000	4,617
5% 7/1/51	10,000	12,703
Series 2022:
4% 7/1/46 (c)	4,625	5,217
5% 7/1/52 (c)	4,675	5,698
New York Dorm. Auth. Revs. (New York Univ. Proj.) Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	4,407
New York Dorm. Auth. Sales Tax Rev.:
Series 2014 A:
5% 3/15/36	8,180	9,027
5% 3/15/39	3,305	3,643
Series 2018 A:
5% 3/15/42	9,940	12,129
5% 3/15/43	9,940	12,125
Series 2018 C:
5% 3/15/35	18,870	23,203
5% 3/15/38	7,025	8,624
5% 3/15/43	6,185	7,544
Series 2018 E, 5% 3/15/44	5,000	6,178
Series 2018, 5% 3/15/48	19,700	24,246
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr.:
(New York City Muni. Wtr. Fin. Auth. Proj.) Series 2018 B, 5% 6/15/43	1,000	1,229
Series 2017 E, 5% 6/15/42	5,000	6,064
New York Liberty Dev. Corp. (Bank of America Tower at One Bryant Park Proj.) Series 2019 1, 2.45% 9/15/69	8,000	8,277
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2016 B1, 5% 11/15/36	5,000	5,947
Series 2016 B2, 5% 11/15/37	12,700	15,094
New York Metropolitan Trans. Auth. Rev.:
Series 2013 A, 5% 11/15/43	2,535	2,673
Series 2013 E, 5% 11/15/43	15,375	16,480
Series 2014 A1, 5% 11/15/44	8,000	8,568
Series 2014 B, 5.25% 11/15/44	6,300	6,914
Series 2014 D, 5.25% 11/15/44	5,000	5,574
Series 2015 A1:
5% 11/15/40	5,000	5,595
5% 11/15/45	1,200	1,334
Series 2015 B, 5% 11/15/29	2,125	2,406
Series 2015 C, 5% 11/15/35	600	681
Series 2016 A1, 5% 11/15/46	32,890	37,208
Series 2016 B:
5% 11/15/34	1,490	1,733
5% 11/15/35	8,375	9,739
Series 2016 C1, 5% 11/15/32	730	851
Series 2016 D:
5% 11/15/31	665	777
5.25% 11/15/31	500	590
Series 2017 A1, 5% 11/15/51	1,500	1,727
Series 2017 C-2:
0% 11/15/27	1,600	1,447
0% 11/15/29	15,820	13,519
0% 11/15/32	18,000	14,049
Series 2017 C1:
5% 11/15/27	620	754
5% 11/15/30	535	640
Series 2017 D:
5% 11/15/28	2,125	2,582
5% 11/15/32	925	1,102
New York State Dorm. Auth.:
Series 2017 A:
5% 2/15/37	5,395	6,457
5% 2/15/37 (Pre-Refunded to 2/15/27 @ 100)	5	6
Series 2019 A, 5% 3/15/46	7,500	9,228
Series 2021 A, 5% 3/15/49	6,500	8,145
New York State Envir. Facilities Corp. Rev. Series 2019 A, 5% 2/15/49	12,690	15,899
New York State Hsg. Fin. Agcy. Rev.:
Series 2019 H, 1.625% 5/1/23	3,680	3,683
Series 2019 O, 1.45% 5/1/23	2,000	2,001
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2021 232:
5% 10/1/27 (d)	1,630	1,976
5% 10/1/28 (d)	1,680	2,076
Series 221, 3.5% 10/1/32 (d)	5,685	6,135
Series 223, 3.5% 4/1/49	2,615	2,785
Series 226, 3.5% 10/1/50 (d)	12,750	13,796
New York State Urban Dev. Corp.:
Series 2020 A:
5% 3/15/41	5,000	6,283
5% 3/15/42	2,175	2,726
Series 2020 C:
4% 3/15/49	3,165	3,652
5% 3/15/47	7,820	9,698
Series 2020 E, 4% 3/15/46	14,820	16,917
New York Thruway Auth. Gen. Rev.:
Series 2016 A:
5% 1/1/34	3,000	3,499
5% 1/1/35	6,455	7,518
5% 1/1/41	9,320	10,820
5% 1/1/46	7,285	8,395
5% 1/1/51	23,625	27,082
Series 2019 B, 4% 1/1/45	5,000	5,699
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/33 (d)	5,000	5,944
(Laguardia Arpt. Term. B Redev. Proj.) Series 2016 A, 5% 7/1/34 (d)	4,000	4,440
(Term. 4 JFK Int'l. Arpt. Proj.) Series 2020 A:
4% 12/1/38 (d)	600	676
4% 12/1/41 (d)	1,700	1,903
5% 12/1/31 (d)	800	1,003
5% 12/1/33 (d)	1,500	1,871
5% 12/1/35 (d)	1,240	1,537
Series 2016 A, 5.25% 1/1/50 (d)	9,095	10,123
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A, 5% 3/15/34	5,000	6,000
(New York State Pit) Series 2017 C, 5% 3/15/32	15,500	18,922
Series 2014 A, 5% 3/15/44	3,980	4,370
Series 2015 A, 5% 3/15/45	18,970	21,740
Series 2016, 5% 3/15/32	3,000	3,523
Series 2019 A, 5% 3/15/43	10,830	13,245
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A:
5% 4/1/29 (d)	350	435
5% 4/1/30 (d)	750	929
5% 4/1/32 (d)	900	1,111
5% 4/1/33 (d)	650	801
5% 4/1/34 (d)	1,765	2,170
5% 4/1/36 (d)	1,150	1,405
5% 4/1/38 (d)	750	912
Oneida County Local Dev. Corp. Rev.:
(Mohawk Valley Health Sys. Proj.) Series 2019 A:
4% 12/1/37 (FSA Insured)	1,000	1,145
4% 12/1/38 (FSA Insured)	1,000	1,143
4% 12/1/49 (FSA Insured)	11,305	12,635
5% 12/1/30 (FSA Insured)	755	954
5% 12/1/31 (FSA Insured)	545	686
(Utica College Proj.) Series 2019:
4% 7/1/39	2,625	2,768
5% 7/1/49	3,250	3,647
Onondaga Civic Dev. Corp.:
(Le Moyne College Proj.) Series 2020 B:
4% 7/1/36	425	483
4% 7/1/37	275	312
4% 7/1/38	255	288
4% 7/1/39	325	367
4% 7/1/40	300	337
5% 7/1/22	200	206
5% 7/1/23	210	225
5% 7/1/24	215	239
5% 7/1/25	235	269
5% 7/1/27	815	974
5% 7/1/28	855	1,037
5% 7/1/31	340	422
5% 7/1/32	265	329
5% 7/1/33	300	371
5% 7/1/34	300	370
5% 7/1/35	400	492
(Syracuse Univ. Proj.) Series 2020 A, 5% 12/1/35	1,110	1,430
Onondaga County Trust for Cultural Resources Rev. Series 2019:
4% 12/1/47	10,000	11,617
4% 12/1/49	10,000	11,598
Port Auth. of New York & New Jersey:
Series 218, 5% 11/1/30 (d)	1,130	1,420
Series 221:
4% 7/15/38 (d)	1,000	1,161
4% 7/15/40 (d)	2,000	2,310
5% 7/15/32 (d)	1,500	1,902
Saratoga County Cap. Resources Rev. (Skidmore College Proj.) Series 2020 A:
4% 7/1/50	1,500	1,714
5% 7/1/45	1,625	2,013
Schenectady County Cap. Resources Corp. Rev. (Union College Proj.) Series 2017, 5% 1/1/40	2,600	3,079
Suffolk County Econ. Dev. Corp. Rev. Series 2021, 5.375% 11/1/54 (b)	3,500	3,576
Suffolk Tobacco Asset Securitization Corp. Series 2021 A2, 4% 6/1/50	3,000	3,384
Syracuse Reg'l. Arpt. Auth. Series 2021:
4% 7/1/35 (d)	500	582
4% 7/1/36 (d)	500	578
5% 7/1/28 (d)	1,640	2,018
5% 7/1/29 (d)	1,500	1,869
5% 7/1/30 (d)	1,500	1,894
5% 7/1/31 (d)	1,060	1,358
5% 7/1/32 (d)	1,145	1,459
5% 7/1/33 (d)	755	958
5% 7/1/34 (d)	815	1,031
Tobacco Settlement Asset Securitization Corp. Series 2017 A, 5% 6/1/30	2,525	3,009
Triborough Bridge & Tunnel Auth. Series 2021 A1, 5% 5/15/51	5,435	6,832
Triborough Bridge & Tunnel Auth. Revs.:
Series 2012 B:
0% 11/15/27	2,510	2,296
0% 11/15/28	2,500	2,231
Series 2015 A, 5.25% 11/15/45	10,820	12,500
Series 2017 B, 5% 11/15/36	5,000	6,058
Series 2018 D, 4% 11/15/37	3,000	3,587
Series 2019 A, 5% 11/15/49	10,000	12,285
Series 2020 A, 5% 11/15/54	1,015	1,270
Series 2021 A:
5% 11/15/51	1,990	2,498
5% 11/15/56	6,000	7,531
Series B, 5% 11/15/31	8,280	11,096
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.):
Series 2015:
5% 8/1/27	1,600	1,860
5% 8/1/28	1,565	1,812
5% 8/1/32	1,000	1,148
Series 2020 A, 5% 9/1/36	1,500	1,898
Western Nassau County Wtr. Auth. Series 2015 A, 5% 4/1/30	350	400
Yonkers Gen. Oblig.:
Series 2015 D:
5% 8/1/30 (FSA Insured)	1,500	1,733
5% 9/1/30 (FSA Insured)	4,365	5,054
Series 2019 A:
4% 5/1/34 (Build America Mutual Assurance Insured)	1,500	1,747
5% 5/1/31 (Build America Mutual Assurance Insured)	1,000	1,267
5% 5/1/32 (Build America Mutual Assurance Insured)	1,480	1,874
5% 5/1/33 (Build America Mutual Assurance Insured)	1,000	1,262
Series 2021 B, 4% 2/15/37	1,200	1,418
TOTAL NEW YORK		1,628,089
New York And New Jersey - 5.3%
Port Auth. of New York & New Jersey:
185th Series, 5% 9/1/28 (d)	7,350	8,183
85th Series, 5.375% 3/1/28	5,155	6,089
Series 193, 5% 10/15/28 (d)	2,015	2,339
Series 202, 5% 10/15/36 (d)	5,455	6,453
Series 2021 224, 5% 7/15/56	6,795	8,515
Series 206, 5% 11/15/47 (d)	2,000	2,371
Series 214:
4% 9/1/37 (d)	4,000	4,646
4% 9/1/39 (d)	1,920	2,229
4% 9/1/43 (d)	6,500	7,462
5% 9/1/33 (d)	2,005	2,480
Series 218:
4% 11/1/47 (d)	11,280	12,888
5% 11/1/44 (d)	5,080	6,142
Series 221:
4% 7/15/36 (d)	3,000	3,505
4% 7/15/45 (d)	8,000	9,123
Series 223, 5% 7/15/56 (d)	8,850	10,907
TOTAL NEW YORK AND NEW JERSEY		93,332
Non-State Specific - 0.1%
Port Auth. of New York & New Jersey Series 217, 5% 11/1/44	1,000	1,246

TOTAL MUNICIPAL BONDS (Cost $1,633,475)		1,722,667

Municipal Notes - 0.1%
	Principal Amount (a) (000s)	Value ($) (000s)
New York - 0.1%
New York City Transitional Fin. Auth. Rev. Series 2016 A4, 0.02% 11/1/21 (Liquidity Facility Bank of America NA), VRDN (e) (Cost $1,500)	1,500	1,500

TOTAL INVESTMENT IN SECURITIES - 98.6% (Cost $1,634,975)	1,724,167
NET OTHER ASSETS (LIABILITIES) - 1.4%	25,088
NET ASSETS - 100.0%	1,749,255

Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,770,000 or 1.0% of net assets.

(c)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds and Municipal Notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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